Portfolio of investments—October 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.00%
Communication services: 9.83%
Diversified telecommunication services: 0.76%
AT&T, Inc.	382,239	$8,615,667
Entertainment: 1.45%
Netflix, Inc.†	16,127	12,192,496
Spotify Technology SA†	11,090	4,270,759
		16,463,255
Interactive media & services: 6.84%
Alphabet, Inc. Class A	119,581	20,461,505
Alphabet, Inc. Class C	138,763	23,962,982
Meta Platforms, Inc. Class A	58,712	33,323,757
		77,748,244
Media: 0.78%
Comcast Corp. Class A	203,200	8,873,744
Consumer discretionary: 9.00%
Automobiles: 1.58%
Ford Motor Co.	288,882	2,972,596
Tesla, Inc.†	60,071	15,008,739
		17,981,335
Broadline retail: 4.11%
Amazon.com, Inc.†	238,302	44,419,493
eBay, Inc.	39,724	2,284,527
		46,704,020
Hotels, restaurants & leisure: 1.14%
Expedia Group, Inc.†	26,093	4,078,597
McDonald’s Corp.	23,637	6,904,604
Royal Caribbean Cruises Ltd.	9,646	1,990,452
		12,973,653
Household durables: 0.52%
Lennar Corp. Class A	9,226	1,571,188
PulteGroup, Inc.	33,376	4,323,193
		5,894,381
Specialty retail: 1.23%
Home Depot, Inc.	27,694	10,904,513
TJX Cos., Inc.	26,833	3,032,934
		13,937,447
Textiles, apparel & luxury goods: 0.42%
Crocs, Inc.†	11,080	1,194,645
Deckers Outdoor Corp.†	22,602	3,636,436
		4,831,081
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 1

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Consumer staples: 5.78%
Beverages: 0.46%
PepsiCo, Inc.	31,477	$5,227,700
Consumer staples distribution & retail: 2.46%
Costco Wholesale Corp.	11,650	10,184,197
Sysco Corp.	17,798	1,333,960
Target Corp.	24,148	3,623,166
Walmart, Inc.	155,776	12,765,843
		27,907,166
Food products: 0.25%
Archer-Daniels-Midland Co.	17,468	964,409
Bunge Global SA	22,412	1,883,056
		2,847,465
Household products: 1.69%
Colgate-Palmolive Co.	80,467	7,540,562
Kimberly-Clark Corp.	36,388	4,882,542
Procter & Gamble Co.	41,248	6,813,345
		19,236,449
Tobacco: 0.92%
Altria Group, Inc.	100,894	5,494,687
Philip Morris International, Inc.	37,397	4,962,582
		10,457,269
Energy: 3.00%
Oil, gas & consumable fuels: 3.00%
Chevron Corp.	34,493	5,133,248
EOG Resources, Inc.	60,875	7,424,315
Exxon Mobil Corp.	70,554	8,239,296
Marathon Petroleum Corp.	33,401	4,858,843
Phillips 66	30,936	3,768,624
Valero Energy Corp.	35,843	4,650,988
		34,075,314
Financials: 13.76%
Banks: 3.43%
Bank of America Corp.	129,341	5,409,040
Citigroup, Inc.	94,045	6,034,868
East West Bancorp, Inc.	39,138	3,815,564
JPMorgan Chase & Co.	78,314	17,379,443
Wells Fargo & Co.	98,064	6,366,315
		39,005,230
Capital markets: 2.85%
Ameriprise Financial, Inc.	16,197	8,265,329
Bank of New York Mellon Corp.	91,933	6,928,071
Blackrock, Inc.	3,158	3,098,093
See accompanying notes to portfolio of investments
2 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Capital markets(continued)
Goldman Sachs Group, Inc.	18,385	$9,519,569
Interactive Brokers Group, Inc. Class A	30,403	4,638,889
		32,449,951
Consumer finance: 0.60%
American Express Co.	8,784	2,372,383
Capital One Financial Corp.	27,684	4,506,678
		6,879,061
Financial services: 4.73%
Apollo Global Management, Inc.	51,941	7,441,067
Berkshire Hathaway, Inc. Class B†	38,879	17,531,319
Corpay, Inc.†	5,996	1,977,001
Mastercard, Inc. Class A	12,986	6,487,676
PayPal Holdings, Inc.†	33,328	2,642,910
Visa, Inc. Class A	54,647	15,839,433
WEX, Inc.†	10,378	1,791,243
		53,710,649
Insurance: 2.15%
Arch Capital Group Ltd.†	7,269	716,433
Everest Group Ltd.	5,986	2,128,681
Hartford Financial Services Group, Inc.	29,288	3,234,567
MetLife, Inc.	57,615	4,518,168
Progressive Corp.	31,003	7,528,459
Reinsurance Group of America, Inc.	29,765	6,282,796
		24,409,104
Health care: 11.02%
Biotechnology: 2.96%
AbbVie, Inc.	45,890	9,355,594
Amgen, Inc.	5,398	1,728,224
Exelixis, Inc.†	171,004	5,677,333
Gilead Sciences, Inc.	21,124	1,876,234
Regeneron Pharmaceuticals, Inc.†	5,556	4,657,039
United Therapeutics Corp.†	12,832	4,798,783
Vertex Pharmaceuticals, Inc.†	11,676	5,557,542
		33,650,749
Health care equipment & supplies: 2.45%
Abbott Laboratories	45,297	5,135,321
Boston Scientific Corp.†	47,661	4,004,477
Edwards Lifesciences Corp.†	34,999	2,345,283
Hologic, Inc.†	26,868	2,172,815
Intuitive Surgical, Inc.†	13,702	6,903,616
Stryker Corp.	16,184	5,766,035
Zimmer Biomet Holdings, Inc.	13,615	1,455,716
		27,783,263
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 3

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Health care providers & services: 2.42%
Cencora, Inc.	14,986	$3,418,007
Centene Corp.†	55,061	3,428,098
CVS Health Corp.	79,899	4,511,098
Elevance Health, Inc.	7,961	3,230,255
McKesson Corp.	7,953	3,981,192
Tenet Healthcare Corp.†	20,927	3,244,104
UnitedHealth Group, Inc.	10,168	5,739,836
		27,552,590
Life sciences tools & services: 0.43%
Thermo Fisher Scientific, Inc.	8,962	4,896,120
Pharmaceuticals: 2.76%
Eli Lilly & Co.	17,218	14,286,463
Jazz Pharmaceuticals PLC†	9,902	1,089,517
Johnson & Johnson	27,996	4,475,441
Merck & Co., Inc.	47,563	4,866,646
Pfizer, Inc.	179,220	5,071,926
Zoetis, Inc.	9,005	1,609,914
		31,399,907
Industrials: 8.36%
Aerospace & defense: 1.78%
General Dynamics Corp.	6,817	1,987,906
General Electric Co.	12,565	2,158,416
Howmet Aerospace, Inc.	59,163	5,899,734
Lockheed Martin Corp.	15,143	8,268,835
Textron, Inc.	23,393	1,881,265
		20,196,156
Air freight & logistics: 0.22%
FedEx Corp.	8,943	2,449,040
Building products: 0.45%
Owens Corning	29,194	5,161,207
Commercial services & supplies: 0.37%
Waste Management, Inc.	19,228	4,150,364
Construction & engineering: 0.85%
EMCOR Group, Inc.	15,679	6,993,932
Quanta Services, Inc.	9,007	2,716,781
		9,710,713
Electrical equipment: 0.35%
Emerson Electric Co.	24,595	2,662,901
Vertiv Holdings Co. Class A	11,890	1,299,458
		3,962,359
See accompanying notes to portfolio of investments
4 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Industrial conglomerates: 0.54%
Honeywell International, Inc.	29,763	$6,121,654
Machinery: 2.16%
AGCO Corp.	14,813	1,478,930
Allison Transmission Holdings, Inc.	45,387	4,850,055
Caterpillar, Inc.	13,674	5,144,159
PACCAR, Inc.	60,745	6,334,488
Parker-Hannifin Corp.	10,683	6,773,770
		24,581,402
Passenger airlines: 0.60%
United Airlines Holdings, Inc.†	87,328	6,834,289
Professional services: 0.84%
CACI International, Inc. Class A†	5,760	3,182,746
Leidos Holdings, Inc.	35,056	6,420,857
		9,603,603
Trading companies & distributors: 0.20%
WESCO International, Inc.	11,883	2,281,179
Information technology: 30.20%
Communications equipment: 1.45%
Arista Networks, Inc.†	16,389	6,333,365
Cisco Systems, Inc.	185,295	10,148,607
		16,481,972
Electronic equipment, instruments & components: 0.63%
Jabil, Inc.	28,096	3,458,336
TD SYNNEX Corp.	32,302	3,726,036
		7,184,372
IT services: 0.76%
Accenture PLC Class A	12,631	4,355,421
Amdocs Ltd.	12,503	1,097,076
VeriSign, Inc.†	18,009	3,184,712
		8,637,209
Semiconductors & semiconductor equipment: 10.79%
Advanced Micro Devices, Inc.†	19,190	2,764,703
Applied Materials, Inc.	34,225	6,214,575
Broadcom, Inc.	137,108	23,276,825
Intel Corp.	32,280	694,666
KLA Corp.	8,389	5,589,003
Lam Research Corp.	15,670	1,165,065
NVIDIA Corp.	562,988	74,742,287
QUALCOMM, Inc.	50,523	8,223,629
		122,670,753
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 5

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Software: 9.93%
Adobe, Inc.†	12,673	$6,058,708
Autodesk, Inc.†	4,489	1,273,978
Cadence Design Systems, Inc.†	3,418	943,778
DocuSign, Inc. Class A†	57,374	3,980,608
Fortinet, Inc.†	50,347	3,960,295
Microsoft Corp.	179,329	72,870,339
Oracle Corp.	12,673	2,127,037
Salesforce, Inc.	42,692	12,439,168
ServiceNow, Inc.†	9,810	9,152,632
		112,806,543
Technology hardware, storage & peripherals: 6.64%
Apple, Inc.	334,000	75,453,940
Materials: 1.79%
Chemicals: 0.61%
CF Industries Holdings, Inc.	11,235	923,854
Linde PLC	13,285	6,059,953
		6,983,807
Construction materials: 0.16%
Eagle Materials, Inc.	6,507	1,857,488
Containers & packaging: 0.16%
Crown Holdings, Inc.	19,174	1,793,727
Metals & mining: 0.86%
Cleveland-Cliffs, Inc.†	95,287	1,236,825
Freeport-McMoRan, Inc.	69,743	3,139,830
Reliance, Inc.	10,635	3,045,226
Royal Gold, Inc.	15,796	2,307,164
		9,729,045
Real estate: 2.63%
Hotel & resort REITs: 0.23%
Host Hotels & Resorts, Inc.	149,527	2,577,846
Industrial REITs : 0.37%
Prologis, Inc.	37,487	4,233,782
Retail REITs : 0.69%
Simon Property Group, Inc.	46,385	7,844,631
Specialized REITs : 1.34%
American Tower Corp.	4,556	972,888
Gaming & Leisure Properties, Inc.	87,809	4,407,134
Public Storage	13,614	4,479,823
VICI Properties, Inc. Class A	168,157	5,340,666
		15,200,511
See accompanying notes to portfolio of investments
6 | Allspring Disciplined U.S. Core Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Utilities: 2.63%
Electric utilities: 1.98%
American Electric Power Co., Inc.	69,876	$6,900,255
Duke Energy Corp.	75,492	8,701,963
NextEra Energy, Inc.	86,296	6,838,958
		22,441,176
Multi-utilities: 0.65%
Public Service Enterprise Group, Inc.	82,841	7,406,814
Total common stocks (Cost $519,297,877)		1,113,866,396

		Yield
Short-term investments: 1.99%
Investment companies: 1.99%
Allspring Government Money Market Fund Select Class♠∞		4.78%	22,568,068	22,568,068
Total short-term investments (Cost $22,568,068)				22,568,068
Total investments in securities (Cost $541,865,945)	99.99%			1,136,434,464
Other assets and liabilities, net	0.01			161,268
Total net assets	100.00%			$1,136,595,732

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,805,163	$31,095,569	$(18,332,664)	$0	$0	$22,568,068	22,568,068	$272,151
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	73	12-20-2024	$20,800,054	$20,945,525	$145,471	$0
See accompanying notes to portfolio of investments
Allspring Disciplined U.S. Core Fund | 7

Notes to portfolio of investments—October 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
8 | Allspring Disciplined U.S. Core Fund

Notes to portfolio of investments—October 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$111,700,910	$0	$0	$111,700,910
Consumer discretionary	102,321,917	0	0	102,321,917
Consumer staples	65,676,049	0	0	65,676,049
Energy	34,075,314	0	0	34,075,314
Financials	156,453,995	0	0	156,453,995
Health care	125,282,629	0	0	125,282,629
Industrials	95,051,966	0	0	95,051,966
Information technology	343,234,789	0	0	343,234,789
Materials	20,364,067	0	0	20,364,067
Real estate	29,856,770	0	0	29,856,770
Utilities	29,847,990	0	0	29,847,990
Short-term investments
Investment companies	22,568,068	0	0	22,568,068
	1,136,434,464	0	0	1,136,434,464
Futures contracts	145,471	0	0	145,471
Total assets	$1,136,579,935	$0	$0	$1,136,579,935
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of October 31, 2024, $1,380,000 was segregated as cash collateral for these open futures contracts.
At October 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Disciplined U.S. Core Fund | 9